Consolidated Statement of Income - CAD ($) $ in Millions	3 Months Ended
	Jan. 31, 2026	Jan. 31, 2025
Interest income
Loans	$ 12,719	$ 13,467
Reverse repurchase agreements	2,217	2,606
Securities
Interest	4,259	4,702
Dividends	632	523
Deposits with banks	869	1,574
Total interest income	20,696	22,872
Interest expense
Deposits	8,586	11,223
Securitization liabilities	231	228
Subordinated notes and debentures	122	135
Repurchase agreements and short sales	2,752	2,990
Other	216	430
Total interest expense	11,907	15,006
Net interest income	8,789	7,866
Non-interest income
Investment and securities services	2,369	2,014
Credit fees	393	419
Trading income (loss)	1,499	1,305
Service charges	703	686
Card services	728	773
Insurance revenue	2,001	1,870
Other income (loss)	103	(884)
Total non-interest income	7,796	6,183
Total revenue	16,585	14,049
Provision for (recovery of) credit losses	1,039	1,212
Insurance service expenses	1,622	1,507
Non-interest expenses
Salaries and employee benefits	4,957	4,650
Occupancy, including depreciation	517	512
Technology and equipment, including depreciation	707	689
Amortization of other intangibles	208	187
Communication and marketing	355	341
Restructuring charges	200	0
Brokerage-related and sub-advisory fees	128	129
Professional, advisory and outside services	1,046	893
Other	635	669
Total non-interest expenses	8,753	8,070
Income before income taxes and share of net income from investment in Schwab	5,171	3,260
Provision for (recovery of) income taxes	1,128	698
Share of net income from investment in Schwab	0	231
Net income	4,043	2,793
Preferred dividends and distributions on other equity instruments	101	86
Net income available to common shareholders	$ 3,942	$ 2,707
Earnings (loss) per share (Canadian dollars)
Basic	$ 2.35	$ 1.55
Diluted	2.34	1.55
Dividends per common share (Canadian dollars)	$ 1.08	$ 1.05